Note 17 - Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Revenue
Brundage-Bone	$24,067	$16,624	$35,419
Camfaud	5,815	5,143	10,728
Eco-Pan	4,088	2,629	6,655
	$33,970	$24,396	$52,802

EBITDA
Brundage-Bone	$5,536	$(24,565)	$8,623
Camfaud	133	1,587	2,849
Eco-Pan	1,581	388	2,954
Corporate	321	180	625
	$7,571	$(22,410)	$15,051

Interest income (expense)
Brundage-Bone	$(5,134)	$(1,154)	$(4,017)
Camfaud	(458)	(490)	(1,070)
Eco-Pan	-	-	-
Corporate	-	-	-
	$(5,592)	$(1,644)	$(5,087)

(Loss) income before income taxes
Brundage-Bone	$(4,424)	$(27,354)	$1,223
Camfaud	(1,963)	207	(222)
Eco-Pan	(291)	225	2,449
Corporate	283	155	564
	$(6,395)	$(26,767)	$4,014
	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Depreciation and amortization
Brundage-Bone	$4,826	$1,635	$3,383
Camfaud	1,638	890	2,001
Eco-Pan	1,872	163	505
Corporate	38	25	61
	$8,374	$2,713	$5,950

Transaction costs including debt extinguishment
Corporate	$-	$30,562	$8
	$-	$30,562	$8

	2018	2017	2016
Revenue:
Brundage-Bone	$164,305,836	$151,194,931	$153,488,134
Camfaud	50,448,085	36,433,763	-
Eco-Pan	28,469,346	23,581,905	18,937,413
	243,223,267	211,210,599	172,425,547
EBITDA	2018	2017	2016
Brundage-Bone	$34,966,513	$36,925,969	$43,763,760
Camfaud	15,753,598	10,827,292	-
Eco-Pan	12,558,725	9,912,446	7,560,512
Corporate	2,366,179	(3,093,897)	1,188,480
	$65,645,015	$54,571,810	$52,512,752
Interest income (expense)	2018	2017	2016
Brundage-Bone	$(17,247,250)	$(15,389,779)	$(15,156,744)
Camfaud	(4,172,959)	(3,634,811)	-
Eco-Pan	(980)	870	-
Corporate	(3,558)	(3,724,128)	(4,359,333)
	$(21,424,747)	$(22,747,848)	$(19,516,077)
Depreciation and amortization	2018	2017	2016
Brundage-Bone	$15,237,041	$18,275,871	$19,420,137
Camfaud	8,059,512	6,336,369	-
Eco-Pan	2,078,137	2,315,298	2,675,954
Corporate	247,856	226,487	213,452
	$25,622,546	$27,154,025	$22,309,543
Income tax (benefit) expense	2018	2017	2016
Brundage-Bone	$(11,472,368)	$3,109,635	$4,603,472
Camfaud	502,974	245,424	-
Eco-Pan	845,572	2,791,138	703,733
Corporate	339,702	(2,389,539)	(853,664)
	$(9,784,120)	$3,756,658	$4,453,541
Transaction costs	2018	2017	2016
Brundage-Bone	$7,589,825	$4,489,517	$3,691,466
	$7,589,825	$4,489,517	$3,691,466
Net income (loss)	2018	2017	2016
Brundage-Bone	$13,954,590	$150,684	$4,583,407
Camfaud	3,018,153	610,688	-
Eco-Pan	9,634,036	4,806,880	4,180,825
Corporate	1,775,063	(4,654,973)	(2,530,641)
	$28,381,842	$913,279	$6,233,591

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Total Assets
Brundage-Bone	$501,010	$277,937
Camfaud	67,770	39,167
Eco-Pan	142,240	32,781
Corporate	24,428	20,259
	$735,448	$370,144

	2018	2017	2016
Total Assets
Brundage-Bone	$277,935,739	$244,553,325	$209,074,489
Camfaud	39,167,461	44,866,267	-
Eco-Pan	32,781,488	28,961,354	26,738,362
Corporate	20,259,056	20,465,681	19,116,618
	$370,143,744	$338,846,627	$254,929,469

Reconciliation of EBITDA to Income Before Taxes [Table Text Block]
Income Before Taxes to EBITDA Reconciliation	2018	2017	2016
Income before taxes	$18,597,722	$4,669,937	$10,687,132
Depreciation and amortization	25,622,546	27,154,025	22,309,543
Interest expense	21,424,747	22,747,848	19,516,077
EBITDA	$65,645,015	$54,571,810	$52,512,752

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Successor	Predecessor
(in thousands)	December 6, 2018 through January 31, 2019	November 1, 2018 through December 5, 2018	November 1, 2017 through January 31, 2018
Revenues
U.S.	$28,155	$19,253	$42,074
U.K.	5,815	5,143	10,728
	$33,970	$24,396	$52,802
	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Long Lived Assets
U.S.	$188,290	$167,368
U.K.	39,850	34,547
	$228,140	$201,915

Revenues	2018	2017	2016
U.S.	$192,775,182	$174,776,836	$172,425,547
U.K.	50,448,085	36,433,763	-
	$243,223,267	$211,210,599	$172,425,547
Long Lived Assets	2018	2017	2016
U.S.	$167,368,850	$138,012,093	$138,686,332
U.K.	34,546,590	37,530,042	-
	$201,915,440	$175,542,135	$138,686,332